Inventories	3 Months Ended
Mar. 31, 2013
Inventories

4. Inventories

Inventories were comprised of the following at December 31, 2012 and March 31, 2013:

	December 31, 2012	March 31, 2013
Finished goods	$37,415	$40,898
Work in process	32,383	35,638
Raw materials and supplies	73,455	86,384

Inventories	$143,253	$162,920